Leases - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average discount rate	5.00%	5.00%	4.90%
Weighted average remaining lease term	3 years 8 months 12 days	5 years 3 months 18 days	6 months
Cash paid for the amounts included in the measurement of lease liabilities for operating leases (in thousands)			$ 0
Right of use assets obtained in exchange for operating lease liabilities	$ 1,035	$ 0	$ 0